GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Schedule of goodwill

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited
Balance as of January 1
Gross goodwill	102	1,069,603	164,395
Accumulated impairment losses	—	—	—
Net goodwill as of January 1	102	1,069,603	164,395

Goodwill acquired during the year	1,069,501	31,249	4,803
Goodwill disposed during the year	—	(3,880)	(596)
Impairment loss	—	—	—
Amortization expense	—	—	—

Balance as of December 31
Gross goodwill	1,069,603	1,096,972	168,602
Accumulated impairment expense	—	—	—
Accumulated amortization expense	—	—	—
Net goodwill as of December 31	1,069,603	1,096,972	168,602